CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
NET SALES	$ 5,404,922	$ 5,259,726	$ 21,664,921	$ 20,344,869	$ 18,862,092
Cost of goods sold	4,495,783	4,383,285	17,971,949	16,839,850	15,451,991
Gross profit	909,139	876,441	3,692,972	3,505,019	3,410,101
Operating expenses:
Distribution, selling and administrative costs	883,970	810,142	3,349,539	3,193,747	3,055,251
Restructuring and tangible asset impairment charges	1,792	6	8,923	71,892	10,512
Total operating expenses	885,762	810,148	3,358,462	3,265,639	3,065,763
OPERATING INCOME	23,377	66,293	334,510	239,380	344,338
Interest expense - net	81,826	71,594	311,812	307,614	341,718
Loss on extinguishment of debt	23,967		31,423	76,011
(Loss) income before income taxes	(82,416)	(5,301)	(8,725)	(144,245)	2,620
INCOME TAX PROVISION (BENEFIT)	12,292	(1,812)	42,448	(42,074)	15,585
Net (loss) income	(94,708)	(3,489)	(51,173)	(102,171)	(12,965)
OTHER COMPREHENSIVE INCOME (LOSS)-Net of tax:
Changes in retirement benefit obligations, net of income tax provision	2,334	2,114	(14,160)	(17,629)	(19,018)
Changes in interest rate swap derivative, net of income tax provision	542	3,859	17,570	17,506	(1,393)
COMPREHENSIVE (LOSS) INCOME	$ (91,832)	$ 2,484	$ (47,763)	$ (102,294)	$ (33,376)